Post-employment benefits	3 Months Ended
Jan. 31, 2023
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Post-employment benefits
Note 10.    Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2023 Jan. 31	2022 Oct. 31	2022 Jan. 31	2023 Jan. 31	2022 Oct. 31	2022 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$53	$67	$66	$1	$2	$2
Past service cost	–	–	–	–	–	(8)
Gain on settlements	–	1	–	–	–	–
Net interest (income) expense	(21)	(14)	(14)	6	5	5
Interest expense on effect of asset ceiling	–	1	–	–	–	–
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense (income) recognized in net income	$34	$57	$54	$7	$7	$(1)
Defined contribution plan expense

$ millions, for the three months ended	2023 Jan. 31	2022 Oct. 31	2022 Jan. 31
Defined contribution pension plans	$19	$11	$17
Government pension plans (1)	48	42	41
Total defined contribution plan expense	$67	$53	$58
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2023 Jan. 31	2022 Oct. 31	2022 Jan. 31	2023 Jan. 31	2022 Oct. 31	2022 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$ (448)	$443	$279	$ (23)	$36	$15
Net actuarial gains (losses) on plan assets	342	(723)	(150)	–	–	–
Changes in asset ceiling excluding interest income	(1)	2	–	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(107)	$(278)	$129	$ (23)	$36	$15
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.